Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other financial assets
Schedule of other financial assets

	December 31, 2021		December 31, 2020
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	17	1,832	29	953
Short-term financing receivables held for operating purposes	39	—	22	—
	56	1,832	51	953
Financing receivables held for non-operating purposes	4,252	—	203	—
	4,308	1,832	254	953
Securities held for operating purposes	—	53	—	55
	4,308	1,885	254	1,008

Schedule of financial receivables net of allowance for doubtful accounts

(€ million)	2021	2020
Carrying amount at the beginning of the year	352	379
Additions	41	7
Deductions	(15)	(7)
Currency translation differences	25	(26)
Other changes	—	(1)
Carrying amount at the end of the year	403	352

Schedule of securities per issuing entity

	Amortized cost	Nominal value	Fair Value	Nominal rate of		Rating -
	(€ million)	(€ million)	(€ million)	return (%)	Maturity date	Moody’s	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	24	24	24	from 0.0 to 1.75	from 2022 to 2031	Baa3	BBB
Others (*)	16	16	16	from 0.00 to 0.20	from 2023 to 2025	from Aa3 to Baa1	from AA to A
Floating rate bonds
Italy	11	11	11	from 0.22 to 0.43	from 2022 to 2025	Baa3	BBB
Others	2	2	2	1.10	2022	Baa2	BBB
Total sovereign states	53	53	53

(*) Amounts included herein are lower than €10 million.